As filed with the Securities and Exchange Commission on 1/29/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2015 (Unaudited)

Shares	COMMON STOCKS: 98.90%	Value
	Administrative Support and Services: 1.27%
8,510	PayPal Holdings, Inc.*	$300,063

	Air Transportation: 3.63%
18,640	Southwest Airlines Co.	855,203

	Animal Production and Aquaculture: 0.69%
25,560	JBS SA - ADR	163,584

	Apparel Manufacturing: 5.76%
28,120	Burberry Group PLC - ADR	525,844
12,860	VF Corp.	832,042
		1,357,886

	Broadcasting (except Internet): 8.21%
8,940	Comcast Corp. - Class A	544,088
14,700	Liberty Global PLC - Class A*#	623,427
6,750	The Walt Disney Co.	765,923
		1,933,438

	Chemical Manufacturing: 3.57%
3,420	Colgate-Palmolive Co.	224,626
5,470	Praxair, Inc.	617,016
		841,642

	Computer and Electronic Product Manufacturing: 8.11%
6,115	Apple, Inc.	723,404
21,570	Cisco Systems, Inc.	587,783
6,570	IPG Photonics Corp.*	599,118
		1,910,305

	Construction of Buildings: 2.34%
10,760	Lennar Corp. - Class A	551,020

	Couriers and Messengers: 1.74%
2,580	FedEx Corp.	409,033

	Electrical Equipment, Appliance, and Component: 1.79%
2,600	Whirlpool Corp.	422,552

	Food and Beverage Stores: 2.71%
21,900	Whole Foods Market, Inc.	638,385

	Food Manufacturing: 5.63%
5,361	Gruma, S.A.B. de C.V. - ADR(a)(b)	312,109
5,980	Mondelez International, Inc. - Class A	261,087
10,840	Post Holdings, Inc.*	753,597
		1,326,793

	Heavy and Civil Engineering Construction: 1.65%
9,080	Chicago Bridge & Iron Co. NV#	388,170

	Insurance Carriers and Related Activities: 9.27%
6,420	Berkshire Hathaway, Inc. - Class B*	860,858
12,590	MetLife, Inc.	643,223
13,240	Principal Financial Group, Inc.	681,330
		2,185,411

	Leather and Allied Product Manufacturing: 1.35%
2,410	Nike, Inc. - Class B	318,795

	Machinery Manufacturing: 8.26%
10,340	Applied Materials, Inc.	194,082
3,260	Cummins, Inc.	327,206
25,230	FANUC Corp. - ADR	750,592
8,620	Lam Research Corp.	674,084
		1,945,964

	Nonstore Retailers: 1.07%
8,510	eBay, Inc.*	251,811

	Other Information Services: 4.16%
640	Alphabet, Inc. - Class A*	488,224
661	Alphabet, Inc. - Class C*	490,859
		979,083

	Paper Manufacturing: 1.13%
19,550	Graphic Packaging Holding Co.	267,248

	Petroleum and Coal Products Manufacturing: 3.68%
9,470	Phillips 66	866,789

	Professional, Scientific, and Technical Services: 0.80%
4,000	Verint Systems, Inc.*	187,400

	Real Estate: 5.23%
7,096	CBRE Group, Inc. - Class A*	265,887
43,470	Forest City Enterprises, Inc. - Class A*	966,773
		1,232,660

	Rental and Leasing Services: 2.66%
13,810	AerCap Holdings NV*#	627,526

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities: 2.78%
14,110	Lazard Ltd. - Class A*#	655,692

	Support Activities for Mining: 1.61%
4,920	Schlumberger Ltd.#	379,578

	Telecommunications: 1.96%
4,640	American Tower Corp.	461,123

	Transportation Equipment Manufacturing: 3.17%
6,960	WABCO Holdings, Inc.*	748,061

	Utilities: 4.67%
25,530	Kinder Morgan, Inc.	601,742
5,030	Sempra Energy	499,127
		1,100,869
	TOTAL COMMON STOCKS (Cost $20,141,825)	23,306,084

	SHORT-TERM INVESTMENTS: 1.19%
280,051	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	280,051
	TOTAL SHORT-TERM INVESTMENTS (Cost $280,051)	280,051

	Total Investments in Securities (Cost $20,421,876): 100.09%	23,586,135
	Liabilities in Excess of Other Assets: (0.09)%	(21,641)
	Net Assets: 100.00%	$23,564,494

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2015.
ADR - American Depository Receipt
(a) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(b) Security is considered illiquid. As of November 30, 2015, the value of these investments was $312,109 or 1.32% of total net assets.

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$300,063	$-	$-	$300,063
Agriculture, Forestry, Fishing, and Hunting	163,584	-	-	163,584
Construction	939,190	-	-	939,190
Finance and Insurance	2,841,103	-	-	2,841,103
Information	2,912,521	-	-	2,912,521
Manufacturing	8,827,137	312,109	-	9,139,246
Mining	1,246,367	-	-	1,246,367
Professional, Scientific,
and Technical Services	187,400	-	-	187,400
Real Estate, Rental, and Leasing	2,321,309	-	-	2,321,309
Retail Trade	890,196	-	-	890,196
Transportation and Warehousing	1,264,236	-	-	1,264,236
Utilities	1,100,869	-	-	1,100,869
Total Common Stocks	22,993,975	312,109	-	23,306,084
Short-Term Investments	280,051	-	-	280,051
Total Investments in Securities	$23,274,026	$312,109	-	$23,586,135

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2015, the end of the reporting period.

The Fund had the following transfers during the period ended November 30, 2015:

Transfers into Level 2	$312,109
Transfers out of Level 2	-
Net transfers into/or out of Level 2	$312,109

On November 30, 2015, a transfer was made from level 1 to level 2 due to a security being classified as illiquid by the Advisor.

There were no level 3 securities held in the Fund during the period ended November 30, 2015.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$20,421,876

Gross unrealized appreciation	$4,300,721
Gross unrealized depreciation	(1,136,462)
Net unrealized appreciation	$3,164,259

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.  At November 30, 2015, the Fund had investments in illiquid securities with a total value of $312,109 or 1.32% of net assets.

Information concerning these illiquid securities in the Fund is as follows:

	Shares	Date Acquired	Cost Basis
Gruma, S.A.B. de C.V. - ADR	5,361	11/12	$61,866

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR270. 30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 1/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 1/28/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date1/28/2016

* Print the name and title of each signing officer under his or her signature.